SEGMENT INFORMATION (Geographic Information) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) customer	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of geographical areas [line items]
Revenues	$ 8,885	$ 6,597	$ 4,652
Non-current Assets	57,620	50,467
Partnership's Revenue | Customer Concentration Risk
Disclosure of geographical areas [line items]
Revenues	$ 942	1,141
Number of customers | customer	1
United States
Disclosure of geographical areas [line items]
Revenues	$ 2,279	921	293
Non-current Assets	13,372	13,671
Canada
Disclosure of geographical areas [line items]
Revenues	1,461	976	379
Non-current Assets	10,057	9,243
United Kingdom
Disclosure of geographical areas [line items]
Revenues	1,305	688	653
Non-current Assets	8,940	7,196
Brazil
Disclosure of geographical areas [line items]
Revenues	981	1,142	1,112
Non-current Assets	5,404	7,103
Australia
Disclosure of geographical areas [line items]
Revenues	916	1,031	1,104
Non-current Assets	4,042	5,488
Colombia
Disclosure of geographical areas [line items]
Revenues	799	1,054	693
Non-current Assets	1,256	1,166
India
Disclosure of geographical areas [line items]
Revenues	740	399	60
Non-current Assets	10,986	3,150
Chile
Disclosure of geographical areas [line items]
Revenues	117	163	168
Non-current Assets	841	821
Peru
Disclosure of geographical areas [line items]
Revenues	81	107	92
Non-current Assets	1,247	1,337
Europe
Disclosure of geographical areas [line items]
Non-current Assets	1,022	764
Other
Disclosure of geographical areas [line items]
Revenues	206	116	$ 98
Non-current Assets	$ 453	$ 528
Bottom of range | Partnership's Revenue | Customer Concentration Risk
Disclosure of geographical areas [line items]
Percentage of entity's revenue	10.00%